Borrowed Funds and Subordinated Debentures - Outstanding Interest Rate Swap Agreements Used to Hedge Variable Rate Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notional amount	$ 60,000	$ 60,000
Weighted average pay rate	1.26%	1.43%
Weighted average receive rate	1.03%	0.67%
Weighted average maturity in years	3 years 4 months 10 days	4 years 2 months 27 days
Unrealized gains relating to interest rate swaps	$ 1,407	$ 1,204